UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

EuroPacific Growth Fund

[photo of people walking in Sergel's Torg (Sergel's Square) in Stockholm, Sweden]

Semi-annual report for the six months ended September 30, 2009

EuroPacific Growth Fund® seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.34%	8.51%	5.42%

The total annual fund operating expense ratio was 0.88% for Class A shares for the 12 months ended September 30, 2009. Note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 26 to 31 and the Expense Example on pages 32 to 34, which are annualized for the six-month period ended September 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

Results for other share classes can be found on page 35.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of people walking in Sergel's Torg (Sergel's Square) in Stockholm, Sweden]
When EuroPacific Growth Fund’s fiscal year began in April, the panic of the previous year’s financial distress was ebbing and world markets were beginning to recover from one of the most turbulent periods in market history. Fears brought on by the steep market decline and credit contraction contributed to the sharpest drop in global activity and trade in decades, and many markets hit bottom in March. Then, as coordinated government intervention reduced uncertainty, markets quickly responded. For the six months ended September 30, 2009, the fund returned 46.2%.

During the period, the unmanaged MSCI All Country World ex USA Index, which measures 44 developed- and developing-country stock markets, returned 53.2%, and the Lipper International Funds Average recorded a 48.1% gain. EuroPacific trailed these returns, but maintained its advantage over its peers over 12 months and the longer term, as shown in the table below. It’s important to keep in mind that the global economic recovery, while encouraging, is inherently fragile, and thus we kept the fund positioned with an eye toward the possibility of renewed turbulence ahead.

[Begin Sidebar]
Results at a glance

For periods ended September 30, 2009, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	Six months	1 year	5 years	10 years	(since 4/16/84)

EuroPacific Growth Fund
(Class A shares)	46.2%	8.6%	9.8%	6.0%	12.3%

MSCI All Country World ex USA
Index1,2	53.2	6.4	8.6	4.5	—

Lipper International Funds
Average3	48.1	1.9	5.9	3.6	9.7

MSCI EAFE Index1	50.4	3.8	6.6	3.0	9.6

1 Indexes are unmanaged.
2 The index did not exist prior to December 31, 1987.
3 Source: Lipper. Lipper averages do not reflect the effect of sales charges.
[End Sidebar]

Government intervention
Much of the recent market optimism stemmed from swift and aggressive intervention by governments around the world. The U.S., European nations, Chinese and other governments injected hundreds of billions of dollars to stabilize their economies. They worked to recapitalize some of the troubled banks, including Citigroup and Royal Bank of Scotland, and to spur lending at the large Chinese commercial banks. Central banks reacted quickly with large interest rate cuts and took unconventional measures to inject liquidity into the economies and support lending. These measures were designed to build confidence and reduce volatility and uncertainty in the financial markets.

How the fund responded
EuroPacific focuses on solid companies that offer stable earnings and sustainable cash flows with strong balance sheets. For this reason, health care, telecommunication services and consumer staples companies were well represented in the portfolio. In the run-up to the crisis and during it, we had relatively little exposure to financials. In the past six months, however, we returned to a select group of financial stocks, recognizing that strong companies could be purchased at very low prices compared to our valuation of the worth of those businesses. Our largest holding in this group — at 1.8% of the net assets of the fund — was Banco Santander, which gained 134.5%. Other holdings were smaller but in aggregate added up to 19.6% of the fund’s portfolio at the end of the six-month period. Most of these stocks gained considerably, including Banco Bradesco (+98.9%), Banco do Brasil (+141.2%), BNP Paribas (+94.2%), Bank of China (+58.7%), Société Générale (+105.3%) and State Bank of India (+116.5%).

Health care companies, often regarded as defensive investments in recessions, showed solid returns. The fund’s largest holding, Bayer AG, was up 44.9%; fourth-largest Roche (+18.0%), sixth-largest Novartis (+32.8%) and 10th-largest Novo Nordisk (+30.7%) were also strong. Telecommunication services made up 9.5% of the portfolio, and our largest holding in that sector, América Móvil, returned 61.8%. Telefónica, our seventh-largest security, was up 38.4%. The fund’s other top 10 holdings were Anheuser-Busch InBev (+65.7%), software maker SAP (+37.6%) and Gazprom (+58.3%).

The fund ended the first half of the fiscal year with 5.8% of the portfolio in cash and short-term equivalents, compared to 12.1% at the end of the previous year. This marked shift underscores the level of opportunities for quality companies at attractive stock prices that we uncovered in the period. The weakness in the U.S. dollar helped returns for the fund.

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.1
	EuroPacific Growth Fund		MSCI All Country World ex USA Index2
	(9/30/09)	(3/31/09)	(9/30/09)
Europe

Euro zone3	34.7%	30.0%	24.3%
United Kingdom	9.5	8.3	14.9
Switzerland	8.1	8.3	5.5
Russia	2.2	2.1	1.3
Denmark	1.9	2.4	.7
Sweden	1.4	1.2	1.8
Norway	.7	.7	.5
Other Europe	.6	.5	.8
	59.1	53.5	49.8

Pacific Basin

Japan	7.4	7.8	15.4
China	3.7	3.0	3.7
Mexico	3.0	3.2	.9
Australia	2.7	1.9	5.9
Canada	2.5	2.4	7.1
South Korea	2.1	1.9	2.9
Taiwan	1.7	2.4	2.5
Hong Kong	1.2	1.9	1.7
Indonesia	.4	.3	.4
Other Pacific Basin	1.1	1.1	2.0
	25.8	25.9	42.5

Other

Brazil	3.4	2.7	3.3
India	3.0	2.8	1.6
South Africa	1.5	1.2	1.5
Israel	1.3	1.7	.6
Other countries	.1	.1	.7
	9.3	8.5	7.7
Short-term securities & other
assets less liabilities	5.8	12.1	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
3 Countries using the euro as a common currency: Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.
[End Sidebar]

Looking ahead
The global economy continues to show signs of rebounding, but we are cautious about the sustainability of the pace of growth in some regions. In many ways, the world is a different place than a year ago and we expect the recovery could be full of noise and volatility. Although it is clear that government involvement helped reverse the sharp downtown, the long-term consequences of these actions are unclear. We are watching to see how different countries will unwind their fiscal and monetary policy interventions.

Global markets fell last year in unprecedented coordination across all asset classes; however, the upturn has highlighted the differences among companies and regions and the importance of differentiating among them. We continue to travel to meet with managements, monitor developments in countries around the world, and look to select industry-leading companies with efficient operations and strong financial health. We believe these are the securities that will provide compelling long-term returns. EuroPacific has the resources and dedication to stay focused and a research process that has been the backbone of our shareholders’ success for decades.

We thank you for your conviction in the long-term benefits of our investment philosophy.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Carl Kawaja

Carl Kawaja
President

November 9, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, September 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)

Financials	19.58%
Health care	11.45
Telecommunication services	9.53
Consumer staples	9.24
Consumer discretionary	8.89
Other industries	34.94
Bonds & notes	0.43
Preferred stocks	0.16
Rights	0.03
Short-term securities & other assets less liabilities	5.75
[end pie chart]

Country diversification (percent of net assets)
Euro zone*	34.7%
United Kingdom	9.5
Switzerland	8.1
Japan	7.4
China	3.7
Brazil	3.4
India	3.0
Mexico	3.0
Australia	2.7
Canada	2.5
Russia	2.2
South Korea	2.1
Other countries	11.9
Short-term securities & other assets less liabilities	5.8

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 93.63%	Shares	(000)	assets

Financials - 19.58%
Banco Santander, SA	107,686,453	$1,734,064	1.83%
UBS AG (1)	58,196,671	1,065,834	1.12
Prudential PLC	108,287,024	1,041,438	1.10
AXA SA	32,235,604	873,009	.92
Housing Development Finance Corp. Ltd.	12,629,346	738,269	.78
Industrial and Commercial Bank of China Ltd., Class H	961,504,000	724,587	.76
UniCredit SpA (1)	180,918,348	707,140	.74
Deutsche Bank AG	8,868,504	680,873	.72
Société Générale	8,306,094	668,761	.70
Banco Bradesco SA, preferred nominative	32,412,550	646,490	.68
Itaú Unibanco Holding SA, preferred nominative	17,739,630	358,346
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	234,510	.63
Bank of China Ltd., Class H	1,102,582,000	580,494	.61
Other securities		8,539,290	8.99
		18,593,105	19.58

Health care - 11.45%
Bayer AG	34,925,925	2,420,914	2.55
Roche Holding AG	10,896,868	1,762,141	1.85
Novartis AG	33,877,325	1,695,829	1.79
Novo Nordisk A/S, Class B	22,139,400	1,387,060	1.46
Teva Pharmaceutical Industries Ltd. (ADR)	23,429,100	1,184,575	1.25
CSL Ltd.	18,545,000	547,543	.58
Other securities		1,874,872	1.97
		10,872,934	11.45

Telecommunication services - 9.53%
América Móvil, SAB de CV, Series L (ADR)	47,128,000	2,065,620
América Móvil, SAB de CV, Series L	31,090,000	68,053	2.25
Telefónica, SA	57,330,000	1,582,413	1.67
Koninklijke KPN NV	52,946,400	878,556	.92
SOFTBANK CORP.	25,438,900	559,605	.59
MTN Group Ltd. (2)	32,238,200	525,403	.55
Other securities		3,369,789	3.55
		9,049,439	9.53

Consumer staples - 9.24%
Anheuser-Busch InBev NV	41,213,464	1,882,672	1.98
Nestlé SA	23,852,000	1,016,899	1.07
Pernod Ricard SA	10,715,737	851,321	.90
Tesco PLC	120,067,773	767,137	.81
British American Tobacco PLC	21,144,999	663,666	.70
Danone SA	10,881,168	655,954	.69
Other securities		2,933,032	3.09
		8,770,681	9.24

Consumer discretionary - 8.89%
Daimler AG	16,398,778	825,932
Daimler AG (New York registered)	250,000	12,578	.88
Honda Motor Co., Ltd.	25,418,250	783,604	.83
Industria de Diseño Textil, SA	12,714,674	729,816	.77
Toyota Motor Corp.	17,223,300	685,552	.72
adidas AG (3)	11,373,000	602,192	.63
British Sky Broadcasting Group PLC	64,377,805	588,266	.62
Other securities		4,214,008	4.44
		8,441,948	8.89

Energy - 7.84%
OAO Gazprom (ADR)	62,015,000	1,441,849	1.52
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	21,256,340	975,666
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	6,700,860	263,411	1.30
Reliance Industries Ltd. (1)	14,650,000	675,905	.71
Other securities		4,093,846	4.31
		7,450,677	7.84

Materials - 7.74%
Xstrata PLC (1)	52,410,053	773,041	.81
Linde AG	7,005,200	759,684	.80
Impala Platinum Holdings Ltd.	27,872,707	650,797	.69
Other securities		5,172,231	5.44
		7,355,753	7.74

Information technology - 7.64%
SAP AG	24,000,795	1,169,285
SAP AG (ADR)	4,812,500	235,187	1.48
Samsung Electronics Co. Ltd.	1,844,259	1,279,210
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	20,475	1.37
Taiwan Semiconductor Manufacturing Co. Ltd.	346,983,677	699,826
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	63,817	.80
Canon, Inc.	15,305,300	619,448	.65
HOYA CORP. (3)	23,734,700	561,016	.59
Other securities		2,607,347	2.75
		7,255,611	7.64

Industrials - 6.30%
Siemens AG	9,473,900	877,620	.93
Ryanair Holdings PLC (ADR) (1)	19,373,900	562,618	.59
Other securities		4,540,921	4.78
		5,981,159	6.30

Utilities - 3.62%
GDF Suez	18,018,103	800,401	.84
Other securities		2,633,663	2.78
		3,434,064	3.62

Miscellaneous - 1.80%
Other common stocks in initial period of acquisition		1,705,870	1.80

Total common stocks (cost: $70,932,095,000)		88,911,241	93.63

			Percent
		Value	of net
Preferred stocks - 0.16%		(000)	assets

Financials - 0.16%
Other securities		151,587	.16

Total preferred stocks (cost: $133,749,000)		151,587	.16

			Percent
		Value	of net
Rights - 0.03%		(000)	assets

Miscellaneous - 0.03%
Other rights in initial period of acquisition		31,058	.03

Total rights (cost: $23,702,000)		31,058	.03

	Principal		Percent
	amount	Value	of net
Bonds & notes - 0.43%	(000)	(000)	assets

Other - 0.43%
Gazprom International SA 7.201% 2020 (4)	$21,159	22,111
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,875	6,448
Gaz Capital SA 7.288%-8.146% 2013-2037	43,480	45,390	.08
Other securities		331,557	.35

Total bonds & notes (cost: $306,771,000)		405,506	.43

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.75%	(000)	(000)	assets

Freddie Mac 0.19%-1.00% due 10/6/2009-5/17/2010	1,334,561	1,333,925	1.40
Nestlé Capital Corp. 0.21%-0.24% due 1/25-2/11/2010 (5)	157,000	156,840	.17
Novartis Finance Corp. 0.23% due 3/1/2010 (5)	25,000	24,956	.03
Other securities		3,945,828	4.15

Total short-term securities (cost: $5,461,003,000)		5,461,549	5.75

Total investment securities (cost: $76,857,320,000)		94,960,941	100.00
Other assets less liabilities		3,035	.00

Net assets		$94,963,976	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/09 (000)
adidas AG	6,843,000	4,530,000	-	11,373,000	$5,344	$602,192
HOYA CORP.	26,989,700	-	3,255,000	23,734,700	8,446	561,016
UCB SA	10,179,479	-	-	10,179,479	10,656	429,766
Hirose Electric Co., Ltd.	2,547,000	-	144,500	2,402,500	1,465	271,082
Techtronic Industries Co. Ltd.	86,710,000	-	-	86,710,000	671	71,946
Housing Development Finance Corp. Ltd. (6)	15,436,346	-	2,807,000	12,629,346	7,928	-
HTC Corp.(6)	38,751,100	2,344,555	18,225,500	22,870,155	22,319	-
Qantas Airways Ltd.(6)	127,259,300	-	40,000,000	87,259,300	-	-
					$56,829	$1,936,002

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $1,157,309,000, which represented 1.22% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,616,221,000, which represented 1.70% of the net assets of the fund.

(6) Unaffiliated issuer at 9/30/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $74,959,166)	$93,024,939
Affiliated issuers (cost: $1,898,154)	1,936,002	$94,960,941
Cash denominated in currencies other than U.S. dollars (cost: $18,273)		18,287
Cash		201
Receivables for:
Sales of investments	91,560
Sales of fund's shares	272,589
Dividends and interest	200,246	564,395
		95,543,824
Liabilities:
Payables for:
Purchases of investments	69,576
Repurchases of fund's shares	331,161
Investment advisory services	32,550
Services provided by affiliates	30,257
Trustees' deferred compensation	2,583
Non-U.S. taxes	108,586
Other	5,135	579,848
Net assets at September 30, 2009		$94,963,976

Net assets consist of:
Capital paid in on shares of beneficial interest		$89,253,427
Undistributed net investment income		1,113,282
Accumulated net realized loss		(13,405,745)
Net unrealized appreciation		18,003,012
Net assets at September 30, 2009		$94,963,976

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,532,369 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$39,991,385	1,061,388	$37.68
Class B	1,002,179	26,965	37.17
Class C	2,782,357	75,806	36.70
Class F-1	7,738,002	206,287	37.51
Class F-2	2,895,311	76,728	37.73
Class 529-A	751,684	20,104	37.39
Class 529-B	90,910	2,479	36.67
Class 529-C	287,599	7,859	36.60
Class 529-E	41,928	1,131	37.08
Class 529-F-1	49,896	1,334	37.40
Class R-1	228,635	6,278	36.42
Class R-2	1,214,163	33,186	36.59
Class R-3	6,467,154	174,785	37.00
Class R-4	10,658,454	287,375	37.09
Class R-5	16,426,751	435,709	37.70
Class R-6	4,337,568	114,955	37.73

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $39.98 and $39.67, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $168,227; also includes $56,829 from affiliates)	$1,251,166
Interest	47,256	$1,298,422

Fees and expenses*:
Investment advisory services	173,824
Distribution services	98,504
Transfer agent services	26,256
Administrative services	31,631
Reports to shareholders	2,044
Registration statement and prospectus	7,569
Trustees' compensation	956
Auditing and legal	41
Custodian	9,364
Other	1,424	351,613
Net investment income		946,809

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments (including $5,352 net loss from affiliates)	(827,775)
Currency transactions	4,054	(823,721)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $108,586)	29,546,014
Currency translations	9,689	29,555,703
Net realized loss and unrealized appreciation on investments and currency		28,731,982
Net increase in net assets resulting from operations		$29,678,791

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended September 30, 2009*	Year ended March 31, 2009
Operations:
Net investment income	$946,809	$2,108,347
Net realized loss on investments and currency transactions	(823,721)	(12,486,045)
Net unrealized appreciation (depreciation) on investments and currency translations	29,555,703	(36,391,191)
Net increase (decrease) in net assets resulting from operations	29,678,791	(46,768,889)

Dividends and distributions paid to shareholders:
Dividends from net investment income	-	(1,815,409)
Distributions from net realized gain on investments	-	(3,253,052)
Total dividends and distributions paid to shareholders	-	(5,068,461)

Net capital share transactions	1,800,738	546,261

Total increase (decrease) in net assets	31,479,529	(51,291,089)

Net assets:
Beginning of period	63,484,447	114,775,536
End of period (including undistributed net investment income: $1,113,282 and $166,473, respectively)	$94,963,976	$63,484,447

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                       unaudited

1. Organization and significant accounting policies

Organization – EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$208,481
Capital loss carryforward expiring 2017*	(4,409,277)
Post-October capital loss deferrals (realized during the period November 1, 2008, through March 31, 2009)†	(7,980,201)
*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†These deferrals are considered incurred in the subsequent year.

As of September 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$22,053,416
Gross unrealized depreciation on investment securities	(4,172,793)
Net unrealized appreciation on investment securities	17,880,623
Cost of investment securities	77,080,318

No distributions were paid to shareholders during the six months ended September 30, 2009.  The tax character of distributions paid to shareholders during the year ended March 31, 2009, was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$839,399	$1,498,388	$2,337,787
Class B	12,697	43,006	55,703
Class C	32,384	107,659	140,043
Class F-1	149,238	270,367	419,605
Class F-2*	17,616	29,790	47,406
Class 529-A	14,222	25,098	39,320
Class 529-B	1,086	3,313	4,399
Class 529-C	3,327	9,999	13,326
Class 529-E	674	1,410	2,084
Class 529-F-1	1,029	1,653	2,682
Class R-1	2,511	6,888	9,399
Class R-2	13,440	40,158	53,598
Class R-3	98,652	208,012	306,664
Class R-4	204,977	360,608	565,585
Class R-5	424,157	646,703	1,070,860
Total	$1,815,409	$3,253,052	$5,068,461

*Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2009, the investment advisory services fee was $173,824,000, which was equivalent to an annualized rate of 0.429% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$42,356	$25,690	Not applicable	Not applicable	Not applicable
Class B	4,518	566	Not applicable	Not applicable	Not applicable
Class C	11,955	Included in administrative services	$1,797	$271	Not applicable
Class F-1	7,618		4,686	430	Not applicable
Class F-2	Not applicable		1,197	39	Not applicable
Class 529-A	636		346	59	$318
Class 529-B	394		43	16	40
Class 529-C	1,214		133	43	122
Class 529-E	89		19	3	18
Class 529-F-1	-		23	4	21
Class R-1	943		133	33	Not applicable
Class R-2	3,818		760	1,603	Not applicable
Class R-3	13,522		3,909	959	Not applicable
Class R-4	11,441		6,862	79	Not applicable
Class R-5	Not applicable		6,986	40	Not applicable
Class R-6*	Not applicable		638	1	Not applicable
Total	$98,504	$26,256	$27,532	$3,580	$519
*Class R-6 was offered beginning May 1, 2009.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $956,000, shown on the accompanying financial statements, includes $193,000 in current fees (either paid in cash or deferred) and a net increase of $763,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$18,145,570	$447,535	$-	$18,593,105
Health care	10,872,934	-	-	10,872,934
Telecommunication services	8,382,918	666,521	-	9,049,439
Consumer staples	8,770,681	-	-	8,770,681
Consumer discretionary	8,441,948	-	-	8,441,948
Energy	7,450,677	-	-	7,450,677
Materials	7,355,753	-	-	7,355,753
Information technology	7,255,611	-	-	7,255,611
Industrials	5,981,159	-	-	5,981,159
Utilities	3,434,064	-	-	3,434,064
Miscellaneous	1,690,065	15,805	-	1,705,870
Preferred stocks	-	151,587	-	151,587
Rights	31,058	-	-	31,058
Bonds & notes	-	405,506	-	405,506
Short-term securities	-	5,461,549	-	5,461,549
Total	$87,812,438	$7,148,503	$-	$94,960,941

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended September 30, 2009 (dollars in thousands):

	Beginning value at 4/1/2009	Net unrealized appreciation*	Net sales	Net realized loss*	Ending value at 9/30/2009
Investment securities	$47,255	$182,489	$(85,796)	$(143,948)	$-

*Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2009
Class A	$2,403,168	74,141	-	-	$(3,454,621)	(106,396)	$(1,051,453)	(32,255)
Class B	22,254	705	-	-	(116,821)	(3,707)	(94,567)	(3,002)
Class C	196,854	6,142	-	-	(212,842)	(6,765)	(15,988)	(623)
Class F-1	1,633,121	49,890	-	-	(1,356,767)	(42,222)	276,354	7,668
Class F-2	1,684,949	52,052	-	-	(213,741)	(6,589)	1,471,208	45,463
Class 529-A	49,707	1,539	-	-	(28,473)	(881)	21,234	658
Class 529-B	1,726	55	-	-	(2,969)	(93)	(1,243)	(38)
Class 529-C	21,573	684	-	-	(13,694)	(432)	7,879	252
Class 529-E	3,077	98	-	-	(2,032)	(65)	1,045	33
Class 529-F-1	5,191	160	-	-	(3,909)	(120)	1,282	40
Class R-1	40,713	1,296	-	-	(23,042)	(725)	17,671	571
Class R-2	188,839	6,009	-	-	(126,617)	(4,014)	62,222	1,995
Class R-3	1,015,622	31,877	-	-	(656,071)	(20,379)	359,551	11,498
Class R-4	2,398,221	75,306	-	-	(2,368,384)	(75,221)	29,837	85
Class R-5	2,264,720	70,607	-	-	(5,074,738)	(160,206)	(2,810,018)	(89,599)
Class R-6(2)	5,497,473	170,212	-	-	(1,971,749)	(55,257)	3,525,724	114,955
Total net increase
(decrease)	$17,427,208	540,773	-	-	$(15,626,470)	(483,072)	$1,800,738	57,701

Year ended March 31, 2009
Class A	$5,512,120	152,504	$2,228,985	82,524	$(12,335,632)	(368,178)	$(4,594,527)	(133,150)
Class B	119,052	3,157	53,779	2,007	(470,214)	(13,667)	(297,383)	(8,503)
Class C	418,358	11,281	134,244	5,072	(945,447)	(29,605)	(392,845)	(13,252)
Class F-1	3,099,787	85,692	367,327	13,660	(3,997,425)	(122,276)	(530,311)	(22,924)
Class F-2(3)	1,334,657	42,777	32,368	1,199	(346,233)	(12,711)	1,020,792	31,265
Class 529-A	122,309	3,338	39,278	1,465	(73,674)	(2,324)	87,913	2,479
Class 529-B	10,270	287	4,398	166	(8,634)	(274)	6,034	179
Class 529-C	49,756	1,390	13,323	504	(38,798)	(1,224)	24,281	670
Class 529-E	6,980	201	2,083	78	(4,727)	(150)	4,336	129
Class 529-F-1	10,691	299	2,680	100	(6,217)	(197)	7,154	202
Class R-1	97,696	2,669	9,316	355	(50,695)	(1,509)	56,317	1,515
Class R-2	398,000	11,679	53,544	2,028	(362,883)	(10,918)	88,661	2,789
Class R-3	2,123,255	60,014	306,427	11,529	(2,736,039)	(74,167)	(306,357)	(2,624)
Class R-4	4,277,350	123,309	565,339	21,262	(3,104,211)	(94,894)	1,738,478	49,677
Class R-5	6,561,360	180,483	1,065,226	39,511	(3,992,868)	(115,763)	3,633,718	104,231
Total net increase
(decrease)	$24,141,641	679,080	$4,878,317	181,460	$(28,473,697)	(847,857)	$546,261	12,683

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,516,259,000 and $9,687,229,000, respectively, during the six months ended September 30, 2009.

8. Subsequent events

As of November 9, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 9/30/2009(5)	$25.78	$.38	$11.52	$11.90	$-	$-	$-	$37.68	46.16%	$39,991	.87	%(6)	.87	%(6)	2.36	%(6)
	Year ended 3/31/2009	46.83	.88	(19.76)	(18.88)	(.78)	(1.39)	(2.17)	25.78	(40.54)	28,192	.83		.80		2.40
	Year ended 3/31/2008	47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445	.79		.74		1.87
	Year ended 3/31/2007	44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407	.79		.75		1.54
	Year ended 3/31/2006	35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209	.81		.76		1.58
	Year ended 3/31/2005	32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515	.83		.82		1.31

Class B:	Six months ended 9/30/2009(5)	25.52	.27	11.38	11.65	-	-	-	37.17	45.65	1,002	1.61	(6)	1.61	(6)	1.67	(6)
	Year ended 3/31/2009	46.14	.62	(19.44)	(18.82)	(.41)	(1.39)	(1.80)	25.52	(40.98)	765	1.57		1.54		1.70
	Year ended 3/31/2008	47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12
	Year ended 3/31/2007	43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78
	Year ended 3/31/2006	35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55		1.51		.82
	Year ended 3/31/2005	32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58		1.56		.55

Class C:	Six months ended 9/30/2009(5)	25.21	.25	11.24	11.49	-	-	-	36.70	45.58	2,782	1.66	(6)	1.66	(6)	1.57	(6)
	Year ended 3/31/2009	45.64	.58	(19.20)	(18.62)	(.42)	(1.39)	(1.81)	25.21	(41.00)	1,927	1.62		1.58		1.63
	Year ended 3/31/2008	46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06
	Year ended 3/31/2007	43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69
	Year ended 3/31/2006	35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64		1.60		.71
	Year ended 3/31/2005	31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67		1.65		.44

Class F-1:	Six months ended 9/30/2009(5)	25.66	.38	11.47	11.85	-	-	-	37.51	46.18	7,738	.87	(6)	.87	(6)	2.34	(6)
	Year ended 3/31/2009	46.62	.87	(19.68)	(18.81)	(.76)	(1.39)	(2.15)	25.66	(40.55)	5,097	.84		.81		2.38
	Year ended 3/31/2008	47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328	.81		.77		1.81
	Year ended 3/31/2007	44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639	.82		.78		1.50
	Year ended 3/31/2006	35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686	.84		.80		1.50
	Year ended 3/31/2005	32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901	.90		.89		1.20

Class F-2:	Six months ended 9/30/2009(5)	25.78	.33	11.62	11.95	-	-	-	37.73	46.35	2,895	.62	(6)	.62	(6)	2.02	(6)
	Period from 8/1/2008 to 3/31/2009	43.75	.29	(16.05)	(15.76)	(.82)	(1.39)	(2.21)	25.78	(36.26)	806	.63	(6)	.61	(6)	1.59	(6)

Class 529-A:	Six months ended 9/30/2009(5)	25.59	.37	11.43	11.80	-	-	-	37.39	46.11	752	.91	(6)	.91	(6)	2.29	(6)
	Year ended 3/31/2009	46.53	.82	(19.59)	(18.77)	(.78)	(1.39)	(2.17)	25.59	(40.54)	497	.87		.83		2.30
	Year ended 3/31/2008	47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789	.83		.79		1.78
	Year ended 3/31/2007	44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601	.83		.79		1.45
	Year ended 3/31/2006	35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387	.85		.80		1.47
	Year ended 3/31/2005	32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197	.91		.89		1.18

Class 529-B:	Six months ended 9/30/2009(5)	25.20	.24	11.23	11.47	-	-	-	36.67	45.52	91	1.73	(6)	1.73	(6)	1.50	(6)
	Year ended 3/31/2009	45.71	.53	(19.20)	(18.67)	(.45)	(1.39)	(1.84)	25.20	(41.03)	63	1.69		1.65		1.49
	Year ended 3/31/2008	46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97
	Year ended 3/31/2007	43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63
	Year ended 3/31/2006	35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71		1.67		.64
	Year ended 3/31/2005	31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80		1.79		.30

Class 529-C:	Six months ended 9/30/2009(5)	25.14	.23	11.23	11.46	-	-	-	36.60	45.58	288	1.72	(6)	1.72	(6)	1.48	(6)
	Year ended 3/31/2009	45.63	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.14	(41.05)	191	1.68		1.65		1.49
	Year ended 3/31/2008	46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96
	Year ended 3/31/2007	43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62
	Year ended 3/31/2006	35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70		1.66		.63
	Year ended 3/31/2005	31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79		1.78		.31

Class 529-E:	Six months ended 9/30/2009(5)	$25.41	$.32	$11.35	$11.67	$-	$-	$-	$37.08	45.93%	$42	1.21	%(6)	1.21	%(6)	1.99	%(6)
	Year ended 3/31/2009	46.17	.71	(19.42)	(18.71)	(.66)	(1.39)	(2.05)	25.41	(40.73)	28	1.17		1.14		2.00
	Year ended 3/31/2008	47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47
	Year ended 3/31/2007	43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14
	Year ended 3/31/2006	35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18		1.13		1.13
	Year ended 3/31/2005	32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26		1.24		.84

Class 529-F-1:	Six months ended 9/30/2009(5)	25.57	.40	11.43	11.83	-	-	-	37.40	46.26	50	.71	(6)	.71	(6)	2.49	(6)
	Year ended 3/31/2009	46.54	.88	(19.60)	(18.72)	(.86)	(1.39)	(2.25)	25.57	(40.44)	33	.67		.64		2.48
	Year ended 3/31/2008	47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51	.64		.60		1.96
	Year ended 3/31/2007	43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39	.65		.61		1.61
	Year ended 3/31/2006	35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23	.70		.66		1.63
	Year ended 3/31/2005	32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01		.99		1.09

Class R-1:	Six months ended 9/30/2009(5)	25.01	.24	11.17	11.41	-	-	-	36.42	45.62	229	1.65	(6)	1.65	(6)	1.52	(6)
	Year ended 3/31/2009	45.45	.54	(19.09)	(18.55)	(.50)	(1.39)	(1.89)	25.01	(41.01)	143	1.61		1.57		1.55
	Year ended 3/31/2008	46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99
	Year ended 3/31/2007	43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61
	Year ended 3/31/2006	35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65		1.61		.66
	Year ended 3/31/2005	31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72		1.68		.34

Class R-2:	Six months ended 9/30/2009(5)	25.13	.24	11.22	11.46	-	-	-	36.59	45.60	1,214	1.69	(6)	1.69	(6)	1.50	(6)
	Year ended 3/31/2009	45.62	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.13	(41.05)	784	1.68		1.64		1.51
	Year ended 3/31/2008	46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01
	Year ended 3/31/2007	43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66
	Year ended 3/31/2006	35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76		1.60		.68
	Year ended 3/31/2005	31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90		1.64		.42

Class R-3:	Six months ended 9/30/2009(5)	25.35	.32	11.33	11.65	-	-	-	37.00	45.96	6,467	1.16	(6)	1.16	(6)	2.02	(6)
	Year ended 3/31/2009	46.04	.77	(19.41)	(18.64)	(.66)	(1.39)	(2.05)	25.35	(40.70)	4,139	1.11		1.08		2.14
	Year ended 3/31/2008	47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55
	Year ended 3/31/2007	43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14
	Year ended 3/31/2006	35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15		1.11		1.18
	Year ended 3/31/2005	31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18		1.16		.89

Class R-4:	Six months ended 9/30/2009(5)	25.37	.37	11.35	11.72	-	-	-	37.09	46.14	10,658	.87	(6)	.87	(6)	2.34	(6)
	Year ended 3/31/2009	46.17	.81	(19.43)	(18.62)	(.79)	(1.39)	(2.18)	25.37	(40.53)	7,290	.85		.82		2.29
	Year ended 3/31/2008	47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970	.85		.81		1.75
	Year ended 3/31/2007	43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627	.87		.82		1.41
	Year ended 3/31/2006	35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352	.87		.83		1.45
	Year ended 3/31/2005	31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668	.90		.88		1.17

Class R-5:	Six months ended 9/30/2009(5)	25.75	.45	11.50	11.95	-	-	-	37.70	46.41	16,427	.57	(6)	.57	(6)	2.77	(6)
	Year ended 3/31/2009	46.86	.93	(19.74)	(18.81)	(.91)	(1.39)	(2.30)	25.75	(40.37)	13,529	.54		.51		2.60
	Year ended 3/31/2008	47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731	.55		.50		2.05
	Year ended 3/31/2007	44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993	.57		.52		1.70
	Year ended 3/31/2006	35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059	.58		.53		1.74
	Year ended 3/31/2005	32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507	.59		.58		1.51

Class R-6:	Period from 5/1/2009 to 9/30/2009(5)	28.64	.24	8.85	9.09	-	-	-	37.73	31.74	4,338	.23		.23		.71

	Six months ended September 30,	Year ended March 31
	2009(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	13%	41%	38%	27%	35%	30%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009, through September 30, 2009).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2009	Ending account value 9/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,461.61	$5.37	.87%
Class A -- assumed 5% return	1,000.00	1,020.71	4.41	.87
Class B -- actual return	1,000.00	1,456.51	9.91	1.61
Class B -- assumed 5% return	1,000.00	1,017.00	8.14	1.61
Class C -- actual return	1,000.00	1,455.78	10.22	1.66
Class C -- assumed 5% return	1,000.00	1,016.75	8.39	1.66
Class F-1 -- actual return	1,000.00	1,461.80	5.37	.87
Class F-1 -- assumed 5% return	1,000.00	1,020.71	4.41	.87
Class F-2 -- actual return	1,000.00	1,463.55	3.83	.62
Class F-2 -- assumed 5% return	1,000.00	1,021.96	3.14	.62
Class 529-A -- actual return	1,000.00	1,461.13	5.61	.91
Class 529-A -- assumed 5% return	1,000.00	1,020.51	4.61	.91
Class 529-B -- actual return	1,000.00	1,455.18	10.65	1.73
Class 529-B -- assumed 5% return	1,000.00	1,016.39	8.74	1.73
Class 529-C -- actual return	1,000.00	1,455.84	10.59	1.72
Class 529-C -- assumed 5% return	1,000.00	1,016.44	8.69	1.72
Class 529-E -- actual return	1,000.00	1,459.28	7.46	1.21
Class 529-E -- assumed 5% return	1,000.00	1,019.00	6.12	1.21
Class 529-F-1 -- actual return	1,000.00	1,462.64	4.38	.71
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.51	3.60	.71
Class R-1 -- actual return	1,000.00	1,456.22	10.16	1.65
Class R-1 -- assumed 5% return	1,000.00	1,016.80	8.34	1.65
Class R-2 -- actual return	1,000.00	1,456.03	10.41	1.69
Class R-2 -- assumed 5% return	1,000.00	1,016.60	8.54	1.69
Class R-3 -- actual return	1,000.00	1,459.58	7.15	1.16
Class R-3 -- assumed 5% return	1,000.00	1,019.25	5.87	1.16
Class R-4 -- actual return	1,000.00	1,461.38	5.37	.87
Class R-4 -- assumed 5% return	1,000.00	1,020.71	4.41	.87
Class R-5 -- actual return	1,000.00	1,464.08	3.52	.57
Class R-5 -- assumed 5% return	1,000.00	1,022.21	2.89	.57
Class R-6 -- actual return †	1,000.00	1,317.38	2.65	.55
Class R-6 -- assumed 5% return †	1,000.00	1,022.31	2.79	.55

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through September 30, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 183 days.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2009:

	1 year	5 years	Life of class
Class B shares1 — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	2.77%	8.71%	2.78%
Not reflecting CDSC	7.77	9.00	2.78

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	6.73	8.92	6.45
Not reflecting CDSC	7.73	8.92	6.45

Class F-1 shares2 — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	8.58	9.78	7.30

Class F-2 shares2 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	8.84	—	–5.79

Class 529-A shares3 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	2.30	8.47	8.58
Not reflecting maximum sales charge	8.54	9.76	9.42

Class 529-B shares1,3 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	2.67	8.55	8.77
Not reflecting CDSC	7.67	8.84	8.77

Class 529-C shares3 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	6.68	8.85	8.50
Not reflecting CDSC	7.68	8.85	8.50

Class 529-E shares2,3 — first sold 3/7/02	8.21	9.41	8.40

Class 529-F-1 shares2,3 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	8.75	9.92	12.51

1These shares are not available for purchase.
2These shares are sold without any initial or contingent deferred sales charge.
3Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2009, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•  Growth funds
   AMCAP Fund®
> EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•  Equity-income funds
Capital Income Builder®
The Income Fund of America®

•  Balanced fund
American Balanced Fund®

•  Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•  Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•  Money market fund
American Funds Money Market Fund SM

•  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-916-1109P

Litho in USA BG/AC/8082-S20695

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2009
unaudited

Common stocks — 93.63%	Shares	Value (000)

FINANCIALS — 19.58%
Banco Santander, SA	107,686,453	$1,734,064
UBS AG1	58,196,671	1,065,834
Prudential PLC	108,287,024	1,041,438
AXA SA	32,235,604	873,009
Housing Development Finance Corp. Ltd.	12,629,346	738,269
Industrial and Commercial Bank of China Ltd., Class H	961,504,000	724,587
UniCredit SpA1	180,918,348	707,140
Deutsche Bank AG	8,868,504	680,873
Société Générale	8,306,094	668,761
Banco Bradesco SA, preferred nominative	32,412,550	646,490
Itaú Unibanco Holding SA, preferred nominative	17,739,630	358,346
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,638,203	234,510
Bank of China Ltd., Class H	1,102,582,000	580,494
DLF Ltd.	53,500,000	491,052
BNP Paribas SA	5,857,123	468,154
Fairfax Financial Holdings Ltd.	674,114	249,914
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	185,977
Royal Bank of Scotland Group PLC1	494,096,205	418,311
HSBC Holdings PLC (Hong Kong)	25,858,493	299,978
HSBC Holdings PLC (United Kingdom)	5,670,000	64,911
Credit Suisse Group AG	6,240,871	346,447
Erste Bank der oesterreichischen Sparkassen AG	7,587,515	339,219
China Life Insurance Co. Ltd., Class H	74,886,000	326,137
QBE Insurance Group Ltd.	15,215,601	323,035
Türkiye Garanti Bankasi AS	80,820,000	305,146
Ping An Insurance (Group) Co. of China, Ltd., Class H	36,038,500	286,001
Australia and New Zealand Banking Group Ltd.	13,100,000	281,935
PT Bank Central Asia Tbk2	550,000,000	263,875
Barclays PLC1	37,656,707	222,774
Barclays PLC1,4	6,192,900	36,637
HDFC Bank Ltd.	6,786,258	234,718
State Bank of India	4,906,336	225,674
Sampo Oyj, Class A	8,602,515	216,729
Banco do Brasil SA, ordinary nominative	12,030,500	212,591
DnB NOR ASA1	17,595,000	204,011
Sun Hung Kai Properties Ltd.	13,714,000	202,095
Bank of Nova Scotia	4,200,000	191,952
Sberbank (Savings Bank of the Russian Federation) (GDR)2	825,935	183,660
China Construction Bank Corp., Class H	219,800,000	175,568
Lloyds Banking Group PLC1	93,075,544	154,325
Ayala Land, Inc.	631,283,600	152,676
TrygVesta A/S	1,991,000	152,349
ING Groep NV, depository receipts1	8,000,000	142,877
Swire Pacific Ltd., Class A	10,270,000	120,730
PartnerRe Holdings Ltd.	1,395,000	107,331
Macquarie Group Ltd.	1,996,000	103,545
Topdanmark A/S1	673,550	101,886
Sumitomo Mitsui Financial Group, Inc.	2,570,000	89,688
National Bank of Greece SA1	2,406,362	86,305
Samsung Fire & Marine Insurance Co., Ltd.	400,000	82,043
Skandinaviska Enskilda Banken AB, Class A1	11,265,430	76,064
Allianz SE	585,000	73,109
Swedbank AB, Class A1	6,865,000	65,584
Shinhan Financial Group Co., Ltd.1	1,562,620	62,505
Hang Lung Properties Ltd.	16,885,000	62,206
Unibail-Rodamco SE, non-registered shares	290,000	60,262
Daito Trust Construction Co., Ltd.	1,315,000	57,474
Kerry Properties Ltd.	4,420,730	23,645
Hana Financial Holdings	159,370	5,507
Grupo Financiero Banorte, SAB de CV, Series O	800,000	2,678
		18,593,105

HEALTH CARE — 11.45%
Bayer AG	34,925,925	2,420,914
Roche Holding AG	10,896,868	1,762,141
Novartis AG	33,877,325	1,695,829
Novo Nordisk A/S, Class B	22,139,400	1,387,060
Teva Pharmaceutical Industries Ltd. (ADR)	23,429,100	1,184,575
CSL Ltd.	18,545,000	547,543
UCB SA3	10,179,479	429,766
Smith & Nephew PLC	38,030,000	340,819
Merck KGaA	2,913,558	289,817
Shionogi & Co., Ltd.	9,250,000	219,158
Richter Gedeon NYRT	849,000	176,028
Terumo Corp.	2,800,000	154,220
Lonza Group Ltd.	1,047,012	114,223
Essilor International	1,707,000	97,319
Nobel Biocare Holding AG	1,201,965	39,802
AstraZeneca PLC (Sweden)	304,630	13,720
		10,872,934

TELECOMMUNICATION SERVICES — 9.53%
América Móvil, SAB de CV, Series L (ADR)	47,128,000	2,065,620
América Móvil, SAB de CV, Series L	31,090,000	68,053
Telefónica, SA	57,330,000	1,582,413
Koninklijke KPN NV	52,946,400	878,556
SOFTBANK CORP.	25,438,900	559,605
MTN Group Ltd.2	32,238,200	525,403
Bharti Airtel Ltd.	37,560,000	329,595
China Mobile Ltd.	32,000,000	312,175
OJSC Mobile TeleSystems (ADR)	4,789,800	231,204
Telekom Austria AG, non-registered shares	12,351,203	222,757
Vodafone Group PLC	94,944,919	212,834
China Telecom Corp. Ltd., Class H	423,626,000	200,074
NTT DoCoMo, Inc.	114,506	183,077
Iliad SA	1,611,000	181,592
China Unicom (Hong Kong) Ltd.	122,340,000	173,339
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	169,198
Portugal Telecom, SGPS, SA	15,795,000	167,290
Singapore Telecommunications Ltd.	69,650,824	160,816
France Télécom SA	5,960,099	158,838
Philippine Long Distance Telephone Co.	3,040,460	154,101
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	157,269,200	141,118
Telmex Internacional, SAB de CV, Class L (ADR)	9,987,400	139,324
KDDI Corp.	19,600	110,576
Orascom Telecom Holding SAE (GDR)	2,151,450	66,889
Telekomunikacja Polska SA	10,001,227	54,992
		9,049,439

CONSUMER STAPLES — 9.24%
Anheuser-Busch InBev NV	41,213,464	1,882,672
Nestlé SA	23,852,000	1,016,899
Pernod Ricard SA	10,715,737	851,321
Tesco PLC	120,067,773	767,137
British American Tobacco PLC	21,144,999	663,666
Danone SA	10,881,168	655,954
L’Oréal SA	5,125,800	509,874
METRO AG	5,634,069	318,774
Unilever NV, depository receipts	10,601,000	305,643
Koninklijke Ahold NV	24,513,000	294,971
SABMiller PLC	10,533,000	254,134
Shoppers Drug Mart Corp.	6,110,100	251,078
Beiersdorf AG	3,887,000	228,347
Wal-Mart de México, SAB de CV, Series V	64,835,718	225,436
Woolworths Ltd.	6,090,626	157,200
Diageo PLC	8,362,000	128,352
Heineken NV	2,331,001	107,506
Coca-Cola Hellenic Bottling Co. SA	3,000,000	79,885
Unilever PLC	2,526,750	71,832
		8,770,681

CONSUMER DISCRETIONARY — 8.89%
Daimler AG	16,398,778	825,932
Daimler AG (New York registered)	250,000	12,578
Honda Motor Co., Ltd.	25,418,250	783,604
Industria de Diseño Textil, SA	12,714,674	729,816
Toyota Motor Corp.	17,223,300	685,552
adidas AG3	11,373,000	602,192
British Sky Broadcasting Group PLC	64,377,805	588,266
Cie. Générale des Établissements Michelin, Class B	5,532,894	434,220
H & M Hennes & Mauritz AB, Class B	5,831,000	327,951
Fiat SpA1	24,595,000	316,481
Peugeot SA1	9,361,900	285,541
Swatch Group Ltd, non-registered shares	973,900	229,513
Swatch Group Ltd	853,360	38,804
Yamada Denki Co., Ltd.	3,442,150	233,340
OPAP SA	8,701,490	224,446
Renault SA1	4,677,765	218,205
Mediaset SpA	27,444,198	192,039
Porsche Automobil Holding SE, nonvoting preferred	2,310,403	181,793
Marks and Spencer Group PLC	26,751,800	154,883
Nikon Corp.	8,220,000	150,488
Belle International Holdings Ltd.	124,891,000	128,283
Hyundai Motor Co.	1,344,390	127,574
Esprit Holdings Ltd.	18,517,000	124,251
Crown Ltd.	12,550,000	98,892
Suzuki Motor Corp.	3,946,333	92,179
PPR SA	715,000	91,680
Carnival PLC	2,500,000	85,221
JCDecaux SA1	3,528,700	76,452
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	4,000,000	74,360
Techtronic Industries Co. Ltd.3	86,710,000	71,946
GEOX SpA	6,352,000	55,002
News Corp., Class A	4,152,946	49,794
Vivendi SA	1,305,000	40,395
Carphone Warehouse Group PLC	12,230,000	37,388
Kingfisher PLC	9,259,650	31,520
Li & Fung Ltd.	5,650,000	22,784
DSG international PLC1	43,448,571	18,583
		8,441,948

ENERGY — 7.84%
OAO Gazprom (ADR)	62,015,000	1,441,849
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	21,256,340	975,666
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	6,700,860	263,411
Reliance Industries Ltd.1	14,650,000	675,905
Royal Dutch Shell PLC, Class B	10,430,000	289,504
Royal Dutch Shell PLC, Class A	3,195,000	91,438
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	72,111
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	57,190
TOTAL SA	7,860,100	467,217
Canadian Natural Resources, Ltd.	5,611,300	379,404
Saipem SpA, Class S	12,466,566	375,581
Suncor Energy Inc.	10,444,000	365,291
BP PLC	40,941,863	362,005
Eni SpA	12,857,000	321,469
China National Offshore Oil Corp.	215,288,100	289,477
JSC KazMunaiGas Exploration Production (GDR)	8,300,000	185,754
Sasol Ltd.	3,518,000	132,553
StatoilHydro ASA	4,828,320	108,704
OAO LUKOIL (ADR)	1,789,000	96,964
OGX Petróleo e Gás Participações SA, ordinary nominative	123,200	94,458
Nexen Inc.	4,038,877	91,935
Woodside Petroleum Ltd.	1,945,813	89,506
Cairn India Ltd.1	12,812,190	70,303
Acergy SA	4,650,000	58,631
PetroChina Co. Ltd., Class H	46,600,000	52,676
Tenaris SA (ADR)	1,170,000	41,675
		7,450,677

MATERIALS — 7.74%
Xstrata PLC1	52,410,053	773,041
Linde AG	7,005,200	759,684
Impala Platinum Holdings Ltd.	27,872,707	650,797
Holcim Ltd1	7,314,544	502,089
ArcelorMittal	12,908,136	482,799
Syngenta AG	1,974,315	453,837
POSCO	1,011,890	419,396
Shin-Etsu Chemical Co., Ltd.	5,090,000	313,266
CRH PLC	10,363,817	286,819
Rio Tinto PLC	6,669,106	284,548
Akzo Nobel NV	3,607,000	223,541
Potash Corp. of Saskatchewan Inc.	2,350,000	212,299
First Quantum Minerals Ltd.	3,142,129	205,694
Anglo American PLC1	4,500,000	143,397
Anglo American PLC (ZAR denominated)1	1,615,000	51,430
BASF SE	3,610,000	191,358
Vale SA, ordinary nominative (ADR)	8,000,000	185,040
BHP Billiton Ltd.	5,435,000	180,947
Rio Tinto Ltd.	3,259,750	170,398
BHP Billiton PLC	6,000,000	163,855
L’Air Liquide SA, non-registered shares	1,186,000	134,989
Israel Chemicals Ltd.	8,820,000	101,021
Nitto Denko Corp.	2,971,400	91,107
Kumba Iron Ore Ltd.	2,725,992	90,200
Titan Cement Co. SA	2,283,000	78,873
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	4,719,526	60,976
Barrick Gold Corp.	1,050,000	39,795
Sterlite Industries (India) Ltd. (ADS)	2,167,019	34,607
Givaudan SA	45,332	34,006
Koninklijke DSM NV	515,979	21,565
Rhodia SA1	945,833	14,379
		7,355,753

INFORMATION TECHNOLOGY — 7.64%
SAP AG	24,000,795	1,169,285
SAP AG (ADR)	4,812,500	235,187
Samsung Electronics Co. Ltd.	1,844,259	1,279,210
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	20,475
Taiwan Semiconductor Manufacturing Co. Ltd.	346,983,677	699,826
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	63,817
Canon, Inc.	15,305,300	619,448
HOYA CORP.3	23,734,700	561,016
Murata Manufacturing Co., Ltd.	8,893,400	422,409
Hirose Electric Co., Ltd.3	2,402,500	271,082
MediaTek Inc.	16,027,986	268,637
HTC Corp.	22,870,155	252,444
Nokia Corp.	12,242,400	180,113
Nokia Corp. (ADR)	1,268,300	18,543
Hon Hai Precision Industry Co., Ltd.	42,139,743	169,982
Konica Minolta Holdings, Inc.	14,585,000	138,386
Delta Electronics, Inc.	36,386,563	104,108
ASML Holding NV	3,440,222	101,226
Redecard SA, ordinary nominative	6,510,000	100,378
Ibiden Co., Ltd.	2,695,200	100,368
Autonomy Corp. PLC1	3,825,000	99,626
Acer Inc.	36,297,830	93,071
STMicroelectronics NV	7,500,000	70,695
Tencent Holdings Ltd.	3,940,400	64,118
Nippon Electric Glass Co., Ltd.	6,750,000	61,637
Rohm Co., Ltd.	850,000	59,516
Keyence Corp.	145,000	31,008
		7,255,611

INDUSTRIALS — 6.30%
Siemens AG	9,473,900	877,620
Ryanair Holdings PLC (ADR)1	19,373,900	562,618
Schneider Electric SA	4,384,626	444,556
Alstom SA	6,037,000	440,729
AB Volvo, Class B	38,627,771	357,927
Orkla AS	31,283,900	295,228
Capita Group PLC	25,069,005	289,598
BAE Systems PLC	47,590,000	265,712
FANUC LTD	2,795,000	250,861
Qantas Airways Ltd.	87,259,300	220,213
Vestas Wind Systems A/S1	2,626,668	190,011
Geberit AG	1,187,000	182,439
G4S PLC	46,340,177	163,450
Scania AB, Class B	12,546,800	155,914
Scania AB, Class A	449,780	5,589
Sandvik AB	14,394,000	159,223
Vallourec SA	937,000	158,840
ABB Ltd1	7,722,100	155,068
Wolseley PLC1	6,057,291	145,953
Komatsu Ltd.	7,500,000	140,651
SMC Corp.	781,300	96,171
Deutsche Lufthansa AG	5,000,000	88,639
Air France1	4,810,000	87,454
VINCI SA	1,240,833	70,224
Finmeccanica SpA	3,023,000	53,459
Mitsubishi Corp.	2,500,000	50,619
SembCorp Industries Ltd	15,448,000	37,204
Metso Oyj	1,250,000	35,189
		5,981,159

UTILITIES — 3.62%
GDF Suez	18,018,103	800,401
E.ON AG	9,967,000	422,838
RWE AG	3,600,000	334,489
Hongkong Electric Holdings Ltd.	43,010,000	235,876
Hong Kong and China Gas Co. Ltd.	89,197,250	225,367
Fortum Oyj	8,308,112	213,083
Veolia Environnement	5,226,164	200,369
SUEZ Environnement Co.	8,255,425	188,649
Electricité de France SA	3,018,000	179,108
China Resources Power Holdings Co. Ltd.	71,978,000	167,371
Gas Natural SDG, SA	7,033,125	155,466
Red Eléctrica de Corporación, SA	2,917,000	149,329
Public Power Corp. SA1	5,547,068	123,511
Cheung Kong Infrastructure Holdings Ltd.	10,689,000	38,207
		3,434,064

MISCELLANEOUS — 1.80%
Other common stocks in initial period of acquisition		1,705,870

Total common stocks (cost: $70,932,095,000)		88,911,241

		Value
Preferred stocks — 0.16%	Shares	(000)

FINANCIALS — 0.16%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	117,850,000	$131,542
Woori Bank 6.208%4,5	18,630,000	14,574
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative4,5	10,515,000	5,471
		151,587

Total preferred stocks (cost: $133,749,000)		151,587

Rights — 0.03%

MISCELLANEOUS — 0.03%
Other rights in initial period of acquisition		31,058

Total rights (cost: $23,702,000)		31,058

	Principal amount
Bonds & notes — 0.43%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.12%
Brazilian Treasury Bill 0% 2010	BRL131,500	72,940
Brazil (Federal Republic of) 10.00% 20122	50,000	27,448
Brazil (Federal Republic of) Global 11.00% 2040	$10,500	14,175
		114,563

CONSUMER DISCRETIONARY — 0.11%
DaimlerChrysler North America Holding Corp. 4.875% 2010	4,250	4,333
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	11,620	12,211
DaimlerChrysler North America Holding Corp. 7.75% 2011	8,080	8,567
DaimlerChrysler North America Holding Corp. 7.30% 2012	17,648	19,049
DaimlerChrysler North America Holding Corp. 6.50% 2013	52,910	57,054
		101,214

ENERGY — 0.08%
Gaz Capital SA 7.343% 2013	1,900	2,026
Gaz Capital SA 8.146% 2018	35,280	37,442
Gazprom International SA 7.201% 20206	21,159	22,111
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	5,875	6,448
Gaz Capital SA 7.288% 2037	6,300	5,922
		73,949

CONSUMER STAPLES — 0.07%
British American Tobacco International Finance PLC 9.50% 20184	54,775	71,160

FINANCIALS — 0.05%
Westfield Group 7.125% 20184	42,735	44,620

Total bonds & notes (cost: $306,771,000)		405,506

	Principal amount	Value
Short-term securities — 5.75%	(000)	(000)

Freddie Mac 0.19%–1.00% due 10/6/2009–5/17/2010	$1,334,561	$1,333,925
Federal Home Loan Bank 0.18%–0.75% due 10/7/2009–1/8/2010	466,055	465,989
Fannie Mae 0.15%–0.70% due 11/4/2009–3/17/2010	427,096	426,833
U.S. Treasury Bills 0.17%–0.44% due 10/1/2009–1/21/2010	361,200	361,162
International Bank for Reconstruction and Development 0.18%–0.24% due 11/23/2009–2/4/2010	257,100	257,032
Caisse d’Amortissement de la Dette Sociale 0.22%–0.35% due 1/15–3/19/2010	233,400	233,068
KfW 0.17%–0.235% due 10/20/2009–1/22/20104	212,200	212,110
Canada Bills 0.22%–0.40% due 10/6/2009–4/8/2010	179,657	179,450
Nestlé Capital Corp. 0.21%–0.24% due 1/25–2/11/20104	157,000	156,840
BNP Paribas Finance Inc. 0.18%–0.28% due 10/9–12/16/2009	133,250	133,218
Province of Ontario 0.14%–0.20% due 10/30–12/17/2009	131,600	131,540
Denmark (Kingdom of) 0.19%–0.25% due 10/6–12/16/2009	110,000	109,961
BNZ International Funding Ltd. 0.23% due 10/28/20094	33,800	33,794
National Australia Funding (Delaware) Inc. 0.215%–0.295% due 11/3/2009–1/4/20104	69,700	69,665
Coca-Cola Co. 0.20%–0.23% due 12/1/2009–1/13/20104	101,870	101,812
ANZ National (International) Ltd. 0.22%–0.30% due 11/9/2009–1/22/20104	100,000	99,935
Québec (Province of) 0.19%–0.20% due 12/15–12/17/20094	99,000	98,946
Procter & Gamble International Funding S.C.A. 0.21%–0.23% due 2/8–2/16/20104	96,971	96,857
Westpac Banking Corp. 0.27%–0.32% due 10/1–11/23/20094	95,130	95,106
Rabobank USA Financial Corp. 0.15%–0.24% due 10/1–12/10/2009	91,200	91,171
CBA (Delaware) Finance Inc. 0.245% due 12/3/2009	90,000	89,962
Export Development Canada 0.21%–0.25% due 11/19/2009–3/17/2010	88,200	88,088
Société Générale North America, Inc. 0.32% due 10/22/2009	50,000	49,991
Barton Capital LLC 0.26% due 10/13/20094	37,400	37,395
ING (U.S.) Funding LLC 0.175%–0.29% due 10/2–11/17/2009	77,100	77,083
Jupiter Securitization Co., LLC 0.19%–0.25% due 10/6–10/15/20094	75,000	74,995
Private Export Funding Corp. 0.18%–0.22% due 11/24/2009–1/20/20104	60,000	59,972
Bank of Nova Scotia 0.18%–0.23% due 11/30–12/17/2009	59,000	58,970
Toronto-Dominion Holdings USA Inc. 0.23% due 12/16/20094	50,000	49,969
Calyon North America Inc. 0.19%–0.24% due 10/30–11/2/2009	41,900	41,892
Enterprise Funding Co. LLC 0.30% due 11/17/20094	40,800	40,772
Thunder Bay Funding, LLC 0.125%–0.32% due 10/1–10/16/20094	34,101	34,095
GlaxoSmithKline Finance PLC 0.15% due 10/21/20094	25,000	24,998
Novartis Finance Corp. 0.23% due 3/1/20104	25,000	24,956
Yale University 0.28% due 10/19/2009	20,000	19,997

Total short-term securities (cost: $5,461,003,000)		5,461,549

Total investment securities (cost: $76,857,320,000)		94,960,941
Other assets less liabilities		3,035

Net assets		$94,963,976

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,157,309,000, which represented 1.22% of the net assets of the fund.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,616,221,000, which represented 1.70% of the net assets of the fund.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	CAD = Canadian dollars
ADS = American Depositary Shares	BRL = Brazilian reais	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-1109O-S21465

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2009

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: November 30, 2009